UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10197

Nuveen California Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         11/30/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Dividend Advantage Municipal Fund 2 (NVX)
	November 30, 2009
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 7.3% (5.0% of Total Investments)
$ 615	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BBB	$ 575,326
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
4,515	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	Baa3	3,784,925
	Stanislaus County Tobacco Funding Corporation, Series 2002A, 5.500%, 6/01/33
4,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/17 at 100.00	BBB	2,891,520
	Asset-Backed Bonds, Series 2007A-1, 5.750%, 6/01/47
13,480	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/22 at 100.00	BBB	8,171,846
	Asset-Backed Bonds, Series 2007A-2, 0.000%, 6/01/37
22,610	Total Consumer Staples			15,423,617
	Education and Civic Organizations – 8.5% (5.8% of Total Investments)
2,000	California Educational Facilities Authority, Revenue Bonds, Stanford University, Series 2001Q,	6/11 at 101.00	AAA	2,073,960
	5.250%, 12/01/32
2,745	California Educational Facilities Authority, Revenue Bonds, University of Southern California,	10/18 at 100.00	AA+	3,016,206
	Tender Option Bond Trust 09-11B, 17.175%, 10/01/38 (IF)
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific,
	Series 2006:
125	5.000%, 11/01/21	11/15 at 100.00	A2	129,678
165	5.000%, 11/01/25	11/15 at 100.00	A2	167,016
3,750	California Educational Facilities Authority, Student Loan Revenue Bonds, Cal Loan Program,	3/10 at 100.00	Baa1	3,752,700
	Series 2001A, 5.400%, 3/01/21 – NPFG Insured (Alternative Minimum Tax)
2,945	California State Public Works Board, Lease Revenue Bonds, University of California Regents,	3/18 at 100.00	Aa2	2,779,020
	Trust 1065, 9.236%, 3/01/33 (IF)
620	California Statewide Community Development Authority, Revenue Bonds, Notre Dame de Namur	10/13 at 100.00	N/R	544,341
	University, Series 2003, 6.500%, 10/01/23
3,000	Long Beach Bond Financing Authority, California, Lease Revenue Refunding Bonds, Long Beach	11/11 at 101.00	BBB	2,774,040
	Aquarium of the South Pacific, Series 2001, 5.250%, 11/01/30 – AMBAC Insured
2,680	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A,	5/13 at 100.00	Aa1	2,721,996
	5.000%, 5/15/33 – AMBAC Insured (UB)
18,030	Total Education and Civic Organizations			17,958,957
	Health Care – 18.9% (12.9% of Total Investments)
2,000	California Health Facilities Financing Authority, Revenue Bonds, Casa Colina Inc., Series	4/12 at 100.00	BBB+	2,018,860
	2001, 6.000%, 4/01/22
415	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	379,787
	Series 2006, 5.000%, 4/01/37
9,260	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	Aa3	8,736,903
	5.250%, 11/15/46 (UB)
500	California Infrastructure Economic Development Bank, Revenue Bonds, Kaiser Hospital Assistance	8/11 at 102.00	A+	501,930
	LLC, Series 2001A, 5.550%, 8/01/31
2,520	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System	3/15 at 100.00	A	2,272,712
	West, Series 2005A, 5.000%, 3/01/35
	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health
	System, Trust 2554:
998	18.284%, 7/01/47 – FSA Insured (IF)	7/18 at 100.00	AAA	1,017,869
1,325	18.251%, 7/01/47 – FSA Insured (IF)	7/18 at 100.00	AAA	1,352,057
	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health
	System, Series 2007A:
900	4.800%, 7/15/17	No Opt. Call	N/R	847,755
2,225	5.125%, 7/15/31	7/17 at 100.00	N/R	1,792,950
2,185	California Statewide Community Development Authority, Health Facility Revenue Refunding Bonds,	No Opt. Call	A+	2,322,546
	Memorial Health Services, Series 2003A, 6.000%, 10/01/11

2,500	California Statewide Community Development Authority, Hospital Revenue Bonds, Monterey	6/13 at 100.00	AAA	2,679,350
	Peninsula Hospital, Series 2003B, 5.250%, 6/01/18 – FSA Insured
1,755	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	1,588,345
	Series 2006, 5.000%, 3/01/41
425	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	413,708
	Series 2001C, 5.250%, 8/01/31
1,000	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	8/18 at 100.00	AAA	986,490
	2004D, 5.050%, 8/15/38 – FSA Insured
6,020	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	11/15 at 100.00	Aa3	5,484,702
	2005A, 5.000%, 11/15/43
2,000	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/17 at 100.00	BBB	2,198,720
	2008A, 8.250%, 12/01/38
5,785	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/17 at 100.00	A3	5,269,730
	Center, Series 2007A, 5.000%, 7/01/38
41,813	Total Health Care			39,864,414
	Housing/Multifamily – 5.3% (3.6% of Total Investments)
5,962	California Statewide Community Development Authority, Multifamily Housing Revenue Refunding	6/11 at 102.00	AAA	6,190,106
	Bonds, Claremont Village Apartments, Series 2001D, 5.500%, 6/01/31 (Mandatory put 6/01/16)
	(Alternative Minimum Tax)
205	Independent Cities Lease Finance Authority, California, Mobile Home Park Revenue Bonds, San	5/16 at 100.00	N/R	172,696
	Juan Mobile Estates, Series 2006B, 5.850%, 5/15/41
1,055	Rohnert Park Finance Authority, California, Senior Lien Revenue Bonds, Rancho Feliz Mobile	9/13 at 100.00	A+	1,010,595
	Home Park, Series 2003A, 5.750%, 9/15/38
700	Rohnert Park Finance Authority, California, Subordinate Lien Revenue Bonds, Rancho Feliz	9/13 at 100.00	N/R	670,243
	Mobile Home Park, Series 2003B, 6.625%, 9/15/38
3,045	Yucaipa Redevelopment Agency, California, Mobile Home Park Revenue Bonds, Rancho del Sol and	5/11 at 102.00	N/R	3,054,622
	Grandview, Series 2001A, 6.750%, 5/15/36
10,967	Total Housing/Multifamily			11,098,262
	Housing/Single Family – 1.5% (1.0% of Total Investments)
405	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	AA–	420,617
	8/01/30 – FGIC Insured (Alternative Minimum Tax)
3,290	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2007M, Trust 1021,	2/16 at 100.00	AA–	2,244,208
	7.376%, 8/01/31 (Alternative Minimum Tax) (IF)
420	California Rural Home Mortgage Finance Authority, Mortgage-Backed Securities Program Single	6/11 at 102.00	AAA	434,620
	Family Mortgage Revenue Bonds, Series 2001A, 5.650%, 12/01/31 (Alternative Minimum Tax)
4,115	Total Housing/Single Family			3,099,445
	Industrials – 1.6% (1.1% of Total Investments)
1,250	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	1/16 at 102.00	BBB	1,183,663
	Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)
3,175	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional	No Opt. Call	BB	2,096,230
	Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax)
4,425	Total Industrials			3,279,893
	Long-Term Care – 2.1% (1.4% of Total Investments)
1,550	California Health Facilities Financing Authority, Cal-Mortgage Insured Revenue Bonds, Northern	1/13 at 100.00	A	1,524,580
	California Retired Officers Community Corporation – Paradise Valley Estates, Series 2002,
	5.125%, 1/01/22
3,750	California Statewide Communities Development Authority, Revenue Bonds, Inland Regional Center	12/17 at 100.00	Ba1	2,857,950
	Project, Series 2007, 5.375%, 12/01/37
5,300	Total Long-Term Care			4,382,530
	Tax Obligation/General – 10.7% (7.3% of Total Investments)
10,000	California State, General Obligation Bonds, Series 2006CD, 4.600%, 12/01/32 (Alternative	12/15 at 100.00	AA–	8,233,200
	Minimum Tax)
3,615	Colton Joint Unified School District, San Bernardino County, California, General Obligation	8/12 at 102.00	A+	3,813,102
	Bonds, Series 2002A, 5.500%, 8/01/22 – FGIC Insured
	Contra Costa County Community College District, California, General Obligation Bonds,
	Series 2002:
3,005	5.000%, 8/01/21 – FGIC Insured	8/12 at 100.00	AA	3,207,206
3,300	5.000%, 8/01/22 – FGIC Insured	8/12 at 100.00	AA	3,463,647

1,285	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds,	7/19 at 100.00	AA–	1,347,798
	Series 2009D, 5.000%, 7/01/27
2,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A, 5.500%, 7/01/20 –	No Opt. Call	A	2,104,020
	NPFG Insured
355	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA–	365,742
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
23,560	Total Tax Obligation/General			22,534,715
	Tax Obligation/Limited – 19.5% (13.3% of Total Investments)
	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2004D:
650	5.500%, 9/01/24	9/14 at 102.00	N/R	602,212
385	5.800%, 9/01/35	9/14 at 102.00	N/R	340,148
1,240	Borrego Water District, California, Community Facilities District 2007-1 Montesoro, Special	8/17 at 102.00	N/R	1,074,658
	Tax Bonds, Series 2007, 5.750%, 8/01/25
4,900	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series	12/13 at 100.00	A–	5,148,479
	2003C, 5.500%, 6/01/16
1,245	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	A1	1,357,598
1,200	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/13 at 100.00	N/R	1,114,092
	Facilities District 90-2 – Talega, Series 2003, 6.000%, 9/01/33
435	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	A	421,289
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
4,845	Encinitas Public Financing Authority, California, Lease Revenue Bonds, Acquisition Project,	4/10 at 100.00	AA+	4,881,192
	Series 2001A, 5.250%, 4/01/31 – NPFG Insured
750	Fontana, California, Special Tax Bonds, Sierra Community Facilities District 22, Series 2004,	9/14 at 100.00	N/R	640,493
	6.000%, 9/01/34
1,785	Hawthorne Community Redevelopment Agency, California, Project Area 2 Tax Allocation Bonds,	9/16 at 100.00	A–	1,601,038
	Series 2006, 5.250%, 9/01/36 – SYNCORA GTY Insured
1,800	Hesperia Unified School District, San Bernardino County, California, Certificates of	2/17 at 100.00	BBB+	1,528,434
	Participation, Capital Improvement, Series 2007, 5.000%, 2/01/41 – AMBAC Insured
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
205	5.000%, 9/01/26	9/16 at 100.00	N/R	179,375
470	5.125%, 9/01/36	9/16 at 100.00	N/R	386,443
2,000	Lake Elsinore Public Finance Authority, California, Local Agency Revenue Refunding Bonds,	10/13 at 102.00	N/R	1,998,220
	Series 2003H, 6.000%, 10/01/20
415	Lammersville School District, San Joaquin County, California, Community Facilities District	9/16 at 100.00	N/R	312,748
	2002, Mountain House Special Tax Bonds, Series 2006, 5.125%, 9/01/35
1,265	Lee Lake Water District, Riverside County, California, Special Tax Bonds, Community Facilities	9/13 at 102.00	N/R	1,162,573
	District 1 of Sycamore Creek, Series 2003, 6.500%, 9/01/24
800	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester	9/15 at 100.00	A2	686,680
	Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
2,795	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Second	1/10 at 100.00	A1	2,797,320
	Senior Lien Sales Tax Revenue Refunding Bonds, Series 1998A, 5.000%, 7/01/23 –
	AMBAC Insured
495	North Natomas Community Facilities District 4, Sacramento, California, Special Tax Bonds,	9/14 at 102.00	N/R	386,333
	Series 2006D, 5.000%, 9/01/33
2,000	Orange County, California, Special Tax Bonds, Community Facilities District 02-1 of Ladera	8/11 at 101.00	N/R	1,774,720
	Ranch, Series 2003A, 5.550%, 8/15/33
385	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	A–	335,705
	2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured
475	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AA–	468,374
	8/01/25 – AMBAC Insured
700	Sacramento, California, Special Tax Bonds, North Natomas Community Facilities District 4,	9/14 at 100.00	N/R	612,136
	Series 2003C, 6.000%, 9/01/33
	San Buenaventura Redevelopment Agency, California, Merged Project Areas Tax Allocation Bonds,
	Series 2008:
1,000	7.750%, 8/01/28	8/16 at 102.00	A	1,116,590
1,325	8.000%, 8/01/38	8/16 at 102.00	A	1,456,612
1,530	San Marcos Public Facilities Authority, California, Tax Allocation Bonds, Project Areas 2 and 3,	8/15 at 100.00	A–	1,334,390
	Series 2005C, 5.000%, 8/01/35 – AMBAC Insured

825	San Mateo Union High School District, San Mateo County, California, Certificates of	12/17 at 100.00	N/R	747,211
	Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 – AMBAC Insured
415	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/14 at 105.00	N/R	438,190
	District 01-1, Refunding Series 2009A, 8.625%, 9/01/39
1,930	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 103.00	N/R	1,675,124
	District 01-1, Series 2003B, 6.750%, 9/01/30
500	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 102.00	N/R	376,300
	District 01-1, Series 2004B, 6.000%, 9/01/39
850	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 103.00	N/R	651,440
	District 2001-1, Series 2004A, 6.125%, 9/01/39
3,715	Western Placer Unified School District, Placer County, California, Certificates of	8/18 at 100.00	AAA	3,432,326
	Participation, Series 2008, 5.000%, 8/01/47 – AGC Insured
43,330	Total Tax Obligation/Limited			41,038,443
	Transportation – 11.6% (7.9% of Total Investments)
1,930	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA	1,969,777
	2006F, 5.000%, 4/01/31 (UB)
1,430	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/18 at 100.00	AA	1,573,572
	2008, Trust 3211, 13.319%, 4/01/39 (IF)
7,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 101.00	BBB–	6,921,320
	Bonds, Series 1999, 5.875%, 1/15/27
5,585	Port of Oakland, California, Revenue Bonds, Series 2002N, 5.000%, 11/01/16 – NPFG Insured	11/12 at 100.00	A1	5,747,021
	(Alternative Minimum Tax)
	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International
	Airport, Second Series 2003, Issue 29A:
2,430	5.250%, 5/01/18 – FGIC Insured (Alternative Minimum Tax)	5/13 at 100.00	A1	2,489,924
2,555	5.250%, 5/01/19 – FGIC Insured (Alternative Minimum Tax)	5/13 at 100.00	A1	2,600,428
1,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International	5/13 at 100.00	A1	1,057,670
	Airport, Second Series 2003, Issue 29B, 5.125%, 5/01/17 – FGIC Insured
2,000	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco	5/12 at 100.00	A1	2,047,020
	International Airport, Second Series 2002, Issue 28A, 5.250%, 5/01/17 – NPFG Insured
	(Alternative Minimum Tax)
23,930	Total Transportation			24,406,732
	U.S. Guaranteed – 41.2% (28.0% of Total Investments) (4)
9,000	Anitoch Area Public Facilities Financing Agency, California, Special Tax Bonds, Community	8/11 at 100.00	A (4)	9,711,540
	Facilities District 1989-1, Series 2001, 5.250%, 8/01/25 (Pre-refunded 8/01/11) – MBIA Insured
6,000	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.125%,	5/12 at 101.00	Aaa	6,692,040
	5/01/18 (Pre-refunded 5/01/12)
450	California Statewide Community Development Authority, Revenue Bonds, Thomas Jefferson School	10/15 at 100.00	N/R (4)	501,012
	of Law, Series 2005A, 4.875%, 10/01/31 (Pre-refunded 10/01/15)
860	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	A1 (4)	1,001,418
	(Pre-refunded 7/01/14)
4,000	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds,	12/13 at 102.00	N/R (4)	4,787,040
	Franciscan Mobile Home Park Project, Series 2002A, 5.850%, 12/15/32 (Pre-refunded 12/15/13)
4,900	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water	6/11 at 100.00	AAA	5,230,848
	System Subordinated Revenue Bonds, Series 2001, 5.000%, 6/01/26 (Pre-refunded 6/01/11) –
	NPFG Insured
2,690	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	3,002,820
	Bonds, Series 2003A-1, 6.250%, 6/01/33 (Pre-refunded 6/01/13)
1,170	Lincoln, California, Special Tax Bonds, Lincoln Crossing Community Facilities District 03-1,	9/13 at 102.00	N/R (4)	1,416,999
	Series 2003A, 6.500%, 9/01/25 (Pre-refunded 9/01/13)
885	Lincoln, California, Special Tax Bonds, Lincoln Crossing Community Facilities District 03-1,	9/13 at 102.00	N/R (4)	1,055,663
	Series 2004, 6.000%, 9/01/34 (Pre-refunded 9/01/13)
1,530	Los Angeles Unified School District, California, General Obligation Bonds, Series 2000D,	7/10 at 100.00	AA– (4)	1,575,946
	5.375%, 7/01/25 (Pre-refunded 7/01/10) – FGIC Insured
9,510	Los Angeles Unified School District, California, General Obligation Bonds, Series 2002E,	7/12 at 100.00	AA– (4)	10,557,431
	5.000%, 7/01/19 (Pre-refunded 7/01/12) – MBIA Insured
3,000	Northern California Tobacco Securitization Authority, Tobacco Settlement Asset-Backed Bonds,	6/11 at 100.00	AAA	3,216,090
	Series 2001A, 5.375%, 6/01/41 (Pre-refunded 6/01/11)
2,000	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E,	No Opt. Call	AAA	2,490,080
	6.000%, 8/01/26

6,000	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project	10/11 at 102.00	A– (4)	6,634,980
	Area, Series 2001, 5.250%, 10/01/35 (Pre-refunded 10/01/11) – AMBAC Insured
12,090	Santa Clara Valley Transportation Authority, California, Sales Tax Revenue Bonds, Series	6/11 at 100.00	AAA	12,917,677
	2001A, 5.000%, 6/01/25 (Pre-refunded 6/01/11) – MBIA Insured
4,050	Santa Rosa High School District, Sonoma County, California, General Obligation Bonds, Series	5/11 at 101.00	A+ (4)	4,371,773
	2001, 5.300%, 5/01/26 (Pre-refunded 5/01/11) – FGIC Insured
6,200	Southwestern Community College District, San Diego County, California, General Obligation	8/11 at 101.00	AA– (4)	6,764,510
	Bonds, Series 2001, 5.375%, 8/01/25 (Pre-refunded 8/01/11) – AMBAC Insured
2,800	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed	6/12 at 100.00	AAA	3,118,640
	Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2001A,
	5.500%, 6/01/36 (Pre-refunded 6/01/12)
1,500	Whittier, California, Health Facility Revenue Bonds, Presbyterian Intercommunity Hospital,	6/12 at 101.00	N/R (4)	1,696,695
	Series 2002, 5.600%, 6/01/22 (Pre-refunded 6/01/12)
78,635	Total U.S. Guaranteed			86,743,202
	Utilities – 7.8% (5.3% of Total Investments)
5,000	Anaheim Public Finance Authority, California, Second Lien Electric Distribution Revenue Bonds,	10/14 at 100.00	A+	5,200,700
	Series 2004, 5.250%, 10/01/21 – NPFG Insured
2,355	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	2,008,674
	2007A, 5.000%, 11/15/35
1,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/13 at 100.00	AA–	1,046,230
	2003A-2, 5.000%, 7/01/23 – NPFG Insured
500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/15 at 100.00	AAA	513,825
	2005, 5.000%, 7/01/31 – FSA Insured (UB)
	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005:
790	5.125%, 9/01/31 – SYNCORA GTY Insured	9/15 at 100.00	N/R	697,823
1,500	5.250%, 9/01/36 – SYNCORA GTY Insured	9/15 at 100.00	N/R	1,309,605
2,000	Santa Clara, California, Subordinate Electric Revenue Bonds, Series 2003A, 5.250%, 7/01/20 –	7/13 at 100.00	A1	2,086,080
	NPFG Insured
4,000	Southern California Public Power Authority, Natural Gas Project 1 Revenue Bonds, Series 2007A,	No Opt. Call	A	3,608,680
	5.000%, 11/01/33
17,145	Total Utilities			16,471,617
	Water and Sewer – 10.8% (7.4% of Total Investments)
1,400	Castaic Lake Water Agency, California, Certificates of Participation, Series 2006C, 5.000%,	8/16 at 100.00	AA–	1,346,086
	8/01/36 – NPFG Insured
545	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA–	526,394
	5.000%, 4/01/36 – NPFG Insured
1,160	Metropolitan Water District of Southern California, Waterworks Revenue Bonds, Tender Option	7/19 at 100.00	AAA	1,311,496
	Bond Trust 09-8B, 17.387%, 7/01/35 (IF)
1,500	Orange County Water District, California, Revenue Certificates of Participation, Tender Option	8/19 at 100.00	AAA	1,470,270
	Bond Trust 11782-1, 17.411%, 8/15/41 (IF)
750	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series	6/16 at 100.00	AA	765,008
	2006, 5.000%, 12/01/31 – FGIC Insured
1,700	San Buenaventura, California, Wastewater Revenue Certificates of Participation, Series 2004,	3/14 at 100.00	AA	1,759,721
	5.000%, 3/01/24 – NPFG Insured
4,785	San Diego Public Facilities Financing Authority, California, Subordinate Lien Water Revenue	8/12 at 100.00	A+	4,995,014
	Bonds, Series 2002, 5.000%, 8/01/21 – NPFG Insured
10,000	San Francisco City and County Public Utilities Commission, California, Clean Water Revenue	4/13 at 100.00	A+	10,673,400
	Refunding Bonds, Series 2003A, 5.250%, 10/01/20 – NPFG Insured
21,840	Total Water and Sewer			22,847,389
$ 315,700	Total Investments (cost $308,163,402) – 146.8%			309,149,216
	Floating Rate Obligations – (4.2)%			(8,905,000)
	Other Assets Less Liabilities – 1.9%			4,186,125
	Auction Rate Preferred Shares, at Liquidation Value – (44.5)% (5)			(93,775,000)
	Net Assets Applicable to Common Shares – 100%			$ 210,655,341

Fair Value Measurements

In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

  Level 1 – Quoted prices in active markets for identical securities.

  Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

  Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of November 30, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$309,149,216	$ —	$309,149,216

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2009, the cost of investments was $299,280,324.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2009, were as follows:

Gross unrealized:
Appreciation	$ 14,873,246
Depreciation	(13,906,022)
Net unrealized appreciation (depreciation) of investments	$ 967,224

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments is 30.3%.
N/R	Not rated.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California Dividend Advantage Municipal Fund 2

By (Signature and Title)      /s/ Kevin J. McCarthy
                                                Kevin J. McCarthy
                                                Vice President and Secretary

Date         January 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                               Gifford R. Zimmerman
                                               Chief Administrative Officer (principal executive officer)

Date         January 29, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                               Stephen D. Foy
                                               Vice President and Controller (principal financial officer)

Date        January 29, 2010